Receivables (Tables)	12 Months Ended
Sep. 01, 2016
Receivables [Abstract]
Schedule of Receivables

As of	2016	2015
Trade receivables	$1,765	$2,188
Income and other taxes	119	116
Other	184	203
	$2,068	$2,507